INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense at federal statutory rate	$ 5,102	$ 3,073
State income tax	879	465
Tax exempt income	(210)	(170)
Nondeductible merger (credit) expenses	134	(685)
Other	(173)	(157)
Income tax expense	$ 5,732	$ 2,526